KEELEY Small Cap Dividend Value Fund
Schedule of Investments—June 30, 2023 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.1%
Automotive  — 1.3%
104,017 Standard Motor Products Inc. .......................... $ 3,902,718
Banking  — 10.4%
109,771 Atlantic Union Bankshares Corp. ..................... 2,848,557
149,062 Cadence Bank .................................................... 2,927,578
55,275 Cambridge Bancorp ........................................... 3,001,985
166,005 Columbia Banking System Inc. ......................... 3,366,581
130,480 First Bancorp/Southern Pines NC .................... 3,881,780
12,386 Independent Bank Group Inc. .......................... 427,689
153,112 OceanFirst Financial Corp. ............................... 2,391,609
134,684 South Plains Financial Inc. ................................ 3,031,737
54,097 The Bank of NT Butterfield & Son Ltd. ............ 1,480,094
123,056 Timberland Bancorp Inc. ................................... 3,147,773
48,202 Wintrust Financial Corp. ................................... 3,500,429
30,005,812
Broadcasting  — 1.7%
30,260 Nexstar Media Group Inc. ................................ 5,039,803
Building and Construction  — 3.5%
71,716 KB Home ............................................................ 3,708,434
210,229 Primoris Services Corp. ..................................... 6,405,678
10,114,112
Business Services  — 8.8%
88,585 ABM Industries Inc. ........................................... 3,778,150
143,000 ADTRAN Holdings Inc. .................................... 1,505,790
72,601 Cass Information Systems Inc. .......................... 2,815,467
112,876 EVERTEC Inc. .................................................... 4,157,223
195,592 Heartland Express Inc. ...................................... 3,209,665
220,984 Outfront Media Inc., REIT ................................ 3,473,868
66,272 Plymouth Industrial REIT Inc. .......................... 1,525,581
144,337 STAG Industrial Inc., REIT ............................... 5,178,812
25,644,556
Computer Software and Services  — 2.0%
59,901 Progress Software Corp. .................................... 3,480,248
68,457 TTEC Holdings Inc. ........................................... 2,316,585
5,796,833
Consumer Products  — 4.8%
118,253 Kontoor Brands Inc. ........................................... 4,978,451
84,853 Nu Skin Enterprises Inc., Cl. A ......................... 2,817,120
80,192 Spectrum Brands Holdings Inc. ........................ 6,258,985
14,054,556
Consumer Services  — 1.4%
116,264 National Storage Affiliates Trust, REIT ............ 4,049,475
Diversified Industrial  — 11.5%
36,468 Crane NXT Co. ................................................... 2,058,254
37,102 EnPro Industries Inc. ......................................... 4,954,230
62,172 Esab Corp. .......................................................... 4,136,925
113,889 Griffon Corp. ...................................................... 4,589,727
112,538 Hillenbrand Inc. ................................................. 5,770,949
79,419 Olin Corp. ........................................................... 4,081,342
86,681 Spirit AeroSystems Holdings Inc., Cl. A .......... 2,530,218
94,101 VSE Corp. ........................................................... 5,146,384
33,268,029
Electronics  — 1.3%
43,809 Dolby Laboratories Inc., Cl. A .......................... 3,665,937
Shares
Market
Value
Energy and Utilities  — 15.1%
70,127 ALLETE Inc. ....................................................... $ 4,065,262
118,542 Argan Inc. ........................................................... 4,671,740
190,660 Atlantica Sustainable Infrastructure plc ........... 4,469,071
58,019 Black Hills Corp. ................................................ 3,496,225
141,903 ChampionX Corp. .............................................. 4,404,669
28,981 Chord Energy Corp. .......................................... 4,457,278
67,667 International Seaways Inc. ................................ 2,587,586
308,569 Primo Water Corp. ............................................. 3,869,455
35,303 Southwest Gas Holdings Inc. ............................ 2,247,036
408,366 TechnipFMC plc† ............................................... 6,787,043
105,262 Zurn Elkay Water Solutions Corp. ................... 2,830,495
43,885,860
Equipment and Supplies  — 2.1%
799,408 Ardagh Metal Packaging SA ............................. 3,005,774
73,231 Cactus Inc., Cl. A ................................................ 3,099,136
6,104,910
Financial Services  — 17.2%
128,487 Air Lease Corp. .................................................. 5,377,181
267,172 Alpine Income Property Trust Inc., REIT ........ 4,341,545
153,479 Brightsphere Investment Group Inc. ................ 3,215,385
165,366 Enact Holdings Inc. ........................................... 4,155,648
448,539 Global Net Lease Inc., REIT .............................. 4,610,981
47,457 Hilltop Holdings Inc. ......................................... 1,492,997
159,040 James River Group Holdings Ltd. .................... 2,904,070
289,887 Macatawa Bank Corp. ....................................... 2,690,151
135,643 Pacific Premier Bancorp Inc. ............................. 2,805,097
189,101 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 3,829,295
60,251 SouthState Corp. ................................................ 3,964,516
90,892 Synovus Financial Corp. ................................... 2,749,483
140,292 Victory Capital Holdings Inc., Cl. A ................. 4,424,810
189,123 Virtu Financial Inc., Cl. A .................................. 3,232,112
49,793,271
Health Care  — 9.6%
262,159 CareTrust REIT Inc. ........................................... 5,206,478
6,508 Chemed Corp. .................................................... 3,525,188
120,718 Embecta Corp. .................................................... 2,607,509
345,920 Global Medical REIT Inc. .................................. 3,158,250
125,992 Perrigo Co. plc ................................................... 4,277,428
118,571 Premier Inc., Cl. A .............................................. 3,279,674
61,263 The Ensign Group Inc. ...................................... 5,848,166
27,902,693
Hotels and Gaming  — 1.1%
24,879 Marriott Vacations Worldwide Corp. .............. 3,053,151
Metals and Mining  — 1.1%
43,859 Kaiser Aluminum Corp. .................................... 3,142,059
Paper and Forest Products  — 0.8%
284,158 Mercer International Inc. ................................... 2,293,155
Retail  — 4.4%
47,196 Jack in the Box Inc. ............................................. 4,603,026
27,610 Penske Automotive Group Inc. ......................... 4,600,654
150,124 Shoe Carnival Inc. .............................................. 3,524,912
12,728,592
TOTAL COMMON STOCKS ......................... 284,445,522

KEELEY Small Cap Dividend Value Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)
2
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 1.9%
$ 5,465,000 U.S. Treasury Bills,
4.900% to 5.220%††,
07/11/23 to 09/21/23 ........................................ $ 5,431,302
TOTAL INVESTMENTS — 100.0%
(Cost $246,207,049) ......................................... $ 289,876,824
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust